Income Taxes (Details) - Schedule of Federal Statutory Income Rate to the Company's Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Federal Statutory Income Rate to the Company's Effective Income Tax Rate [Abstract]
Federal income tax rate	21.00%	21.00%
State income tax benefit	(0.06%)	(2.80%)
Permanent items	(9.27%)	(7.30%)
Return to provision adjustments	0.02%	(2.50%)
Other	0.08%
Change in valuation allowance	(11.82%)	(12.20%)
Effective income tax rate	(0.05%)	(3.80%)